Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 29, 2017	Apr. 04, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Capitalized interest and finance costs	$ 84,000	$ 3,196,000	$ 0
Gain due to foreign currency differences	$ (197,000)	335,000	745,000
Depreciation method	straight-line
Fleet Utilization Assumption	99.00%
Decrease of Fleet utilization	1.50%
Estimated residual value of vessels per lightweight ton	$ 250
Amortization and write off of financing costs	$ 2,247,000	387,000	572,000
Number of Reportable Segments	4
Working capital surplus/ (deficit)	$ 142,316,000
Cash and cash equivalents including restricted cash	156,881,000	30,226,000	76,774,000			$ 15,026,000
Voyage revenues	186,135,000	100,716,000	51,934,000
Voyage expenses	31,676,000	19,704,000	9,209,000
Trade accounts receivable	13,713,000	14,526,000
Accrued liabilities	3,387,000	4,758,000
Net income/(loss)	$ 21,780,000	$ (42,544,000)	$ (198,686,000)
Earnings per share basic and diluted	$ 0.22	$ (1.13)	$ (455,587.2)
Total equity	$ 637,729,000	$ 707,036,000	$ 49,774,000			$ 121,412,000
Reported as, prior of the application of ASC 606
Schedule of Equity Method Investments [Line Items]
Voyage revenues	185,514,000
Voyage expenses	31,746,000
Trade accounts receivable	14,440,000
Accrued liabilities	3,428,000
Net income/(loss)	$ 21,089,000
Earnings per share basic and diluted	$ 0.21
Total equity	$ 637,038,000
Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest				49.00%
Ocean Rig
Schedule of Equity Method Investments [Line Items]
Ownership interest					40.40%
Drybulk and Tanker Carrier Vessels
Schedule of Equity Method Investments [Line Items]
Useful life	25 years
Offshore Support Vessels
Schedule of Equity Method Investments [Line Items]
Useful life	30 years
Very Large Gas Carriers (VLGCs)
Schedule of Equity Method Investments [Line Items]
Useful life	35 years